Schedule of subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
Midatech limited [member]
IfrsStatementLineItems [Line Items]
Entity name	Midatech Limited
Description of nature of entity's operations and principal activities	Trading company
Midatech pharma (wales) limited [member]
IfrsStatementLineItems [Line Items]
Entity name	Midatech Pharma (Wales) Limited
Principal place of business of subsidiary	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ
Description of nature of entity's operations and principal activities	Trading company
PharMida AG [member]
IfrsStatementLineItems [Line Items]
Entity name	PharMida AG
Principal place of business of subsidiary	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland
Description of nature of entity's operations and principal activities	Dormant